                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21878

                  Oppenheimer Rochester Maryland Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 06/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                      Coupon     Maturity       Value
-----------                                                                    ------    ----------   -----------
Municipal Bonds and Notes--111.1%
Maryland--55.6%
$    10,000   Anne Arundel County, MD (Consolidated Water & Sewer)              5.750%   07/15/2010   $    10,023
     40,000   Anne Arundel County, MD Solid Waste                               5.200    09/01/2010        40,142
     20,000   Anne Arundel County, MD Solid Waste                               5.300    09/01/2011        20,066
     40,000   Anne Arundel County, MD Solid Waste(1)                            5.400    09/01/2013        40,106
     20,000   Baltimore, MD Convention Center(1)                                5.500    09/01/2014        20,135
    250,000   Baltimore, MD Convention Center (Baltimore Hotel Corp.)(1)        5.000    09/01/2014       253,835
  1,095,000   Baltimore, MD Convention Center (Baltimore Hotel Corp.)(1)        5.250    09/01/2021     1,045,035
      5,000   Baltimore, MD GO(1)                                               5.000    10/15/2015         5,017
  1,789,000   Baltimore, MD Special Obligation (North Locust Point)(1)          5.500    09/01/2034     1,649,816
  3,935,000   Brunswick, MD Special Obligation (Brunswick Crossing)(1)          5.500    07/01/2036     2,882,033
     10,000   Dawson-Adams, MD Devel. Corp. (Co-Op Hsg.)(1)                     7.375    11/01/2019        10,047
    125,000   Frederick County, MD Economic Devel. (YMCA of Frederick)          6.000    10/01/2023       110,084
  2,000,000   Frederick County, MD Educational Facilities (Mount St. Mary's
              College)(1)                                                       5.000    09/01/2030     1,767,660
    200,000   Frederick County, MD Educational Facilities (Mount St. Mary's
              College)(1)                                                       5.625    09/01/2038       188,040
     15,000   Frederick County, MD Special Obligation (Lake Linganore)          5.700    07/01/2029        14,234
  1,500,000   Frederick County, MD Special Obligation (Urbana Community
              Devel. Authority)(1)                                              5.950    07/01/2030     1,411,575
     20,000   Frederick, MD (Carrollton Apartments)(1)                          5.650    09/01/2013        20,060
  1,350,000   Howard County, MD Retirement Community (Vantage House
              Facility)(1)                                                      5.250    04/01/2037     1,000,107
  4,950,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        4.800    09/01/2042     4,843,278
    250,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        4.850    09/01/2047       243,968
     15,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.050    07/01/2018        15,059
     25,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.050    07/01/2028        25,167
     10,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.100    07/01/2016        10,102
     30,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.100    07/01/2023        30,078
     50,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.100    07/01/2033        50,143
     40,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.125    05/01/2022        40,626
    135,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.150    03/01/2018       135,625


                1 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                      Coupon     Maturity       Value
-----------                                                                    ------    ----------   -----------
$    95,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.150%   07/01/2028   $    95,144
     35,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.200    09/01/2022        35,036
    175,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.200    07/01/2024       178,670
     25,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.200    07/01/2031        25,032
  1,905,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.200    03/01/2048     1,917,230
    345,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.250    09/01/2029       345,738
     50,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.350    07/01/2023        50,748
     75,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.350    09/01/2032        75,035
     75,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.350    07/01/2041        75,095
    360,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.375    09/01/2022       360,443
    175,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.375    09/01/2024       175,849
     10,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.400    07/01/2022        10,081
  3,000,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.450    07/01/2043     3,009,840
     25,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.500    07/01/2022        25,445
     50,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.550    07/01/2017        50,053
     35,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)                                                           5.550    07/01/2027        35,019
     25,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.550    07/01/2031        25,148
     25,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.650    07/01/2027        25,016
    130,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)                                                           5.650    07/01/2039       130,064
     25,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.700    07/01/2017        25,030
    265,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.750    07/01/2039       265,119
      5,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.850    07/01/2027         5,004
     40,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        5.875    07/01/2021        40,042
     30,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)                                                           5.950    07/01/2023        30,020
     25,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        6.000    07/01/2032        25,019


                2 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                      Coupon     Maturity       Value
-----------                                                                    ------    ----------   -----------
$   500,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        6.000%   07/01/2039   $   500,475
     10,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        6.150    01/01/2021        10,013
    270,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        6.250    07/01/2031       270,265
     40,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                        6.250    07/01/2032        40,038
    250,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.-Water Landing II Apts.)(1)                                 5.875    08/01/2033       253,365
    180,000   MD Community Devel. People's Resource Center (Auburn Manor
              Apartments)(1)                                                    5.300    10/01/2028       180,223
    380,000   MD Community Devel. People's Resource Center (Residential)(1)     5.250    09/01/2019       382,147
     20,000   MD COP (Aviation Administration Facilities)(1)                    5.000    05/01/2022        20,003
     95,000   MD Dept. of Transportation(1)                                     5.500    10/15/2023        95,892
      5,000   MD EDC (Maryland Aviation Administration Facilities)(1)           5.000    06/01/2027         5,016
  1,000,000   MD EDC (Transition Facilities)(1)                                 5.750    06/01/2035     1,021,170
     95,000   MD EDC Student Hsg. (Allegheny College Hsg.)                      5.750    09/01/2020        83,553
     15,000   MD EDC Student Hsg. (Allegheny College Hsg.)                      6.000    09/01/2032        11,920
    270,000   MD EDC Student Hsg. (Bowie State University)(1)                   5.375    06/01/2033       226,719
    450,000   MD EDC Student Hsg. (Bowie State University)(1)                   6.000    06/01/2023       429,750
  1,040,000   MD EDC Student Hsg. (Collegiate Hsg. Foundation)(1)               6.000    06/01/2030     1,010,547
     85,000   MD EDC Student Hsg. (Morgan State University)(1)                  6.000    07/01/2034        78,515
     85,000   MD EDC Student Hsg. (University Village at Sheppard Pratt)        5.875    07/01/2021        80,169
     10,000   MD Energy Financing Administration (Cogeneration-AES Warrior
              Run)                                                              7.400    09/01/2019        10,004
  1,000,000   MD H&HEFA (Anne Arundel Medical Center)(1)                        6.750    07/01/2039     1,131,040
  1,500,000   MD H&HEFA (Doctors Community Hospital)(1)                         5.750    07/01/2038     1,431,855
    125,000   MD H&HEFA (Edenwald)                                              5.200    01/01/2024       121,575
  1,010,000   MD H&HEFA (Edenwald)(1)                                           5.400    01/01/2031       951,531
  1,000,000   MD H&HEFA (Edenwald)(1)                                           5.400    01/01/2037       909,800
     45,000   MD H&HEFA (Johns Hopkins Medicine)(1)                             5.000    07/01/2033        42,028
    795,000   MD H&HEFA (King Farm Presbyterian Community)                      5.000    01/01/2017       749,033
  3,780,000   MD H&HEFA (King Farm Presbyterian Community)(1)                   5.300    01/01/2037     2,723,981
     30,000   MD H&HEFA (Medstar Health)(1)                                     5.500    08/15/2033        30,451
     50,000   MD H&HEFA (Mercy Medical Center)(1)                               5.625    07/01/2031        50,012
  1,500,000   MD H&HEFA (Peninsula United Methodist Homes of Maryland)(1)       5.750    10/01/2019       996,210
     60,000   MD H&HEFA (Peninsula United Methodist Homes of Maryland)          5.750    10/01/2026        31,819
     50,000   MD H&HEFA (Roland Park Place)                                     5.500    07/01/2014        50,047
     50,000   MD H&HEFA (Roland Park Place)                                     5.625    07/01/2018        49,064
     50,000   MD H&HEFA (Union Hospital of Cecil County)(1)                     5.100    07/01/2022        50,029
    250,000   MD H&HEFA (Upper Chesapeake)(1)                                   6.000    01/01/2038       262,610
     50,000   MD H&HEFA (Washington Christian Academy)                          5.250    07/01/2018        21,499


                3 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                      Coupon     Maturity       Value
-----------                                                                    ------    ----------   -----------
$   300,000   MD H&HEFA (Washington Christian Academy)                          5.500%   07/01/2038   $   128,994
     20,000   MD Industrial Devel. Financing Authority (Bon Secours Health
              System)(1)                                                        5.500    08/15/2015        20,036
     50,000   MD Industrial Devel. Financing Authority (Bon Secours Health
              System)(1)                                                        5.500    08/15/2020        50,042
    500,000   MD Industrial Devel. Financing Authority (Synagro Baltimore)      5.625    12/01/2016       512,680
     10,000   MD Stadium Authority (Ocean City Convention Center)               5.300    12/15/2010        10,037
     40,000   MD Stadium Authority (Ocean City Convention Center)               5.375    12/15/2012        40,150
     20,000   MD Stadium Authority (Ocean City Convention Center)               5.375    12/15/2013        20,075
     15,000   MD Stadium Authority (Ocean City Convention Center)               5.375    12/15/2015        15,059
     85,000   MD Transportation Authority (Baltimore/Washington
              International Airport)(1)                                         5.250    03/01/2027        83,695
     50,000   Montgomery County, MD Hsg. Opportunities Commission (HP
              Landings Edge)(1)                                                 5.050    07/01/2028        50,018
     10,000   Montgomery County, MD Hsg. Opportunities Commission
              (Multifamily Mtg.)(1)                                             6.050    07/01/2026        10,011
    100,000   Montgomery County, MD Hsg. Opportunities Commission
              (Multifamily Mtg.), Series A(1)                                   5.500    07/01/2031       100,541
    175,000   Montgomery County, MD Hsg. Opportunities Commission
              (Multifamily Mtg.), Series A(1)                                   5.600    07/01/2042       175,845
     40,000   Montgomery County, MD Hsg. Opportunities Commission
              (Multifamily Mtg.), Series B(1)                                   5.000    07/01/2023        40,345
    185,000   Montgomery County, MD Hsg. Opportunities Commission
              (Multifamily Mtg.), Series B(1)                                   5.200    07/01/2044       185,278
    110,000   Montgomery County, MD Hsg. Opportunities Commission
              (Multifamily Mtg.), Series B(1)                                   5.250    07/01/2029       110,026
      5,000   Montgomery County, MD Hsg. Opportunities Commission
              (Multifamily Mtg.), Series B(1)                                   6.000    07/01/2020         5,007
      5,000   Montgomery County, MD Hsg. Opportunities Commission
              (Multifamily Mtg.), Series B(1)                                   6.300    07/01/2016         5,007
  1,935,000   Montgomery County, MD Hsg. Opportunities Commission
              (Multifamily Mtg.), Series B(1)                                   6.400    07/01/2028     1,937,786
     55,000   Montgomery County, MD Hsg. Opportunities Commission
              (Multifamily Mtg.), Series C(1)                                   7.150    07/01/2023        55,092
    200,000   Montgomery County, MD Hsg. Opportunities Commission (Single
              Family Mtg.)                                                      5.842(2) 07/01/2033        52,796
    220,000   Montgomery County, MD Hsg. Opportunities Commission (Single
              Family Mtg.), Series A                                            5.535(2) 07/01/2028        80,720
     25,000   Prince Georges County, MD Hsg. Authority (Langley Gardens
              Apartments)(1)                                                    5.750    08/20/2029        24,969
    210,000   Prince Georges County, MD Hsg. Authority (Langley Gardens
              Apartments)(1)                                                    5.875    02/20/2039       208,114
    165,000   Prince Georges County, MD Hsg. Authority (University Landing
              Apartments)(1)                                                    5.900    09/20/2021       168,305
     20,000   Prince Georges County, MD Hsg. Authority (University Landing
              Apartments)(1)                                                    6.000    09/20/2029        20,337


                4 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                      Coupon     Maturity       Value
-----------                                                                    ------    ----------   -----------
$    25,000   Prince Georges County, MD Hsg. Authority (University Landing
              Apartments)(1)                                                    6.100%   03/20/2041   $    25,388
  3,500,000   Prince Georges County, MD Special District (Victoria Falls)(1)    5.250    07/01/2035     2,852,080
  1,000,000   Salisbury, MD Special Obligation (Villages at Aydelotte Farm)     5.250    01/01/2037       612,900
                                                                                                      -----------
                                                                                                       44,830,682
U.S. Possessions--55.5%
    120,000   Guam GO(1)                                                        5.125    11/15/2027       113,077
    200,000   Guam GO(1)                                                        5.250    11/15/2037       184,986
    400,000   Guam GO(1)                                                        6.750    11/15/2029       430,144
  2,600,000   Guam GO(1)                                                        7.000    11/15/2039     2,835,924
    250,000   Guam Government Waterworks Authority & Wastewater System(1)       5.875    07/01/2035       252,518
     65,000   Guam Power Authority, Series A                                    5.250    10/01/2023        62,124
    800,000   Guam Power Authority, Series A(3)                                 5.500    10/01/2030       798,760
    620,000   Guam Tobacco Settlement Economic Devel. & Commerce Authority
              (TASC)                                                            5.250    06/01/2032       566,494
  2,815,000   Guam Tobacco Settlement Economic Devel. & Commerce Authority
              (TASC)(1)                                                         5.625    06/01/2047     2,356,521
    975,000   Northern Mariana Islands Commonwealth, Series A(1)                5.000    06/01/2017       893,461
  1,980,000   Northern Mariana Islands Commonwealth, Series A(1)                5.000    06/01/2030     1,663,398
  1,500,000   Puerto Rico Aqueduct & Sewer Authority(1)                         0.000(4) 07/01/2024     1,512,810
  1,950,000   Puerto Rico Aqueduct & Sewer Authority(1)                         6.000    07/01/2044     2,039,388
    655,000   Puerto Rico Children's Trust Fund (TASC)(1)                       5.375    05/15/2033       624,713
    165,000   Puerto Rico Children's Trust Fund (TASC)(1)                       5.500    05/15/2039       140,955
  1,330,000   Puerto Rico Children's Trust Fund (TASC)(1)                       5.625    05/15/2043     1,150,317
 52,750,000   Puerto Rico Children's Trust Fund (TASC)                          6.581(2) 05/15/2050     1,795,083
 39,500,000   Puerto Rico Children's Trust Fund (TASC)                          7.625(2) 05/15/2057       593,290
    500,000   Puerto Rico Commonwealth GO(1)                                    6.000    07/01/2039       529,205
    750,000   Puerto Rico Commonwealth GO(1)                                    6.500    07/01/2037       829,613
    165,000   Puerto Rico Electric Power Authority, Series AAA(1)               5.250    07/01/2026       169,589
    520,000   Puerto Rico Electric Power Authority, Series AAA(1)               5.250    07/01/2027       532,189
    870,000   Puerto Rico Electric Power Authority, Series AAA(1)               5.250    07/01/2028       890,393
    300,000   Puerto Rico Electric Power Authority, Series AAA(1)               5.250    07/01/2029       305,610
    315,000   Puerto Rico Electric Power Authority, Series AAA(1)               5.250    07/01/2030       320,147
    330,000   Puerto Rico Electric Power Authority, Series AAA(1)               5.250    07/01/2031       335,132
    890,000   Puerto Rico IMEPCF (American Airlines)                            6.450    12/01/2025       719,076
  1,000,000   Puerto Rico Infrastructure(1)                                     5.000    07/01/2046       961,310
    125,000   Puerto Rico Infrastructure (Mepsi Campus)                         5.600    10/01/2014       127,094
    430,000   Puerto Rico Infrastructure (Mepsi Campus)                         6.250    10/01/2024       422,006
  1,165,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                      6.500    10/01/2037     1,090,370
    150,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                 5.000    03/01/2036       131,355
    440,000   Puerto Rico Port Authority (American Airlines), Series A          6.250    06/01/2026       341,704
    550,000   Puerto Rico Public Buildings Authority(1)                         6.250    07/01/2031       620,241
  2,350,000   Puerto Rico Public Buildings Authority(1)                         6.750    07/01/2036     2,621,754


                5 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                      Coupon     Maturity       Value
-----------                                                                    ------    ----------   -----------
$   500,000   Puerto Rico Public Buildings Authority(1)                         7.000%   07/01/2021   $   555,755
    750,000   Puerto Rico Public Buildings Authority(1)                         7.000    07/01/2025       818,055
  1,000,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                0.000(4) 08/01/2032       810,470
  8,000,000   Puerto Rico Sales Tax Financing Corp., Series C(5)                5.750    08/01/2057     8,456,840
    200,000   University of Puerto Rico, Series Q(1)                            5.000    06/01/2030       194,728
    100,000   University of V.I., Series A                                      6.000    12/01/2024       100,142
  2,500,000   V.I. Public Finance Authority (Hovensa Refinery)(1)               4.700    07/01/2022     2,305,075
    600,000   V.I.' Public Finance Authority (Hovensa Refinery)(1)              5.875    07/01/2022       605,844
    150,000   V.I. Public Finance Authority (Hovensa Refinery)(1)               6.125    07/01/2022       151,809
    500,000   V.I. Public Finance Authority (Matching Fund Loan Note)(1)        5.250    10/01/2021       516,775
    440,000   V.I. Tobacco Settlement Financing Corp. (TASC)(1)                 5.000    05/15/2031       367,783
  1,000,000   V.I. Water & Power Authority, Series A(1)                         5.000    07/01/2031       983,394
                                                                                                      -----------
                                                                                                       44,827,421
Total Investments, at Value (Cost $91,082,454)-111.1%                                                  89,658,103
Liabilities in Excess of Other Assets-(11.1)                                                           (8,978,405)
                                                                                                      -----------
Net Assets-100.0%                                                                                     $80,679,698
                                                                                                      ===========

Footnotes to Statement of Investments

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Zero coupon bond reflects effective yield on the date of purchase.

(3.) When-issued security or delayed delivery to be delivered and settled after June 30, 2010. See accompanying Notes.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(5.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of June 30, 2010 based on valuation input level:

                                                                      LEVEL 3--
                                 LEVEL 1--           LEVEL 2--       SIGNIFICANT
                            UNADJUSTED QUOTED   OTHER SIGNIFICANT   UNOBSERVABLE
                                 PRICES         OBSERVABLE INPUTS      INPUTS         VALUE
                            -----------------   -----------------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Maryland                        $--             $44,830,682           $--       $44,830,682
   U.S. Possessions                 --              44,827,421            --        44,827,421
                                   ---             -----------           ---       -----------
Total Assets                       $--             $89,658,103           $--       $89,658,103
                                   ---             -----------           ---       -----------


                6 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP       Certificates of Participation
EDC       Economic Devel. Corp.
GO        General Obligation
H&HEFA    Hospitals and Higher Education Facilities Authority
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
ROLs      Residual Options Longs
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing


                7 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                         WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities        $790,304

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $6,000,000 as of June 30, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings


                8 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2010, municipal bond holdings with a value of $8,456,840 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $6,000,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At June 30, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                     MATURITY
  AMOUNT                  INVERSE FLOATER(1)                 COUPON RATE (2)     DATE        VALUE
----------   ---------------------------------------------   ---------------   --------   ----------
$2,000,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)       20.489%        8/1/57    $2,456,840

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 7 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $6,000,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                9 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

Federal tax cost of securities   $85,087,345(1)
                                 ===========
Gross unrealized appreciation    $ 4,146,033
Gross unrealized depreciation     (5,570,787)
                                 -----------
Net unrealized depreciation      $(1,424,754)
                                 ===========

(1.) The Federal tax cost of securities does not include cost of $5,995,512, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


               10 | Oppenheimer Rochester Maryland Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Maryland Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/09/2010